17. REGULATORY CAPITAL (Details Narrative) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Regulatory Capital Details Narrative
Tier one risk-based capital ratio	14.39%	13.86%
Tier one capital ratio	10.02%	9.36%
Total risk-based capital ratio	15.66%	15.13%
FHLB borrowed funds	$ 109,000